Property, Equipment and Leasehold Improvement, Net - Summary of Property Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 90,935		¥ 72,871
Less: accumulated depreciation	(57,544)		(38,353)
Property, equipment and leasehold improvement , net	33,391	$ 5,240	34,518
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	76,401		65,352
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,729		1,530
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,793		597
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 10,012		¥ 5,392